Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

32.  Subsequent events

The transaction to sell YY Live business to Baidu as disclosed in Note 1(a) was substantially completed on February 8, 2021, with certain customary matters remaining to be completed in the near future. The Group is in the process of assessing the financial impact of the transaction.